Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2020
Guarantor Obligations [Line Items]
Maximum potential payments	$ 3,545	$ 4,396
Performance bonds with financial institutions	3,100	2,900
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,028	1,005	$ 1,035
Net change in warranties due to acquisitions, divestments, and spin-offs	0	(24)	1
Claims paid in cash or in kind	(171)	(157)	(222)
Net increase in provision for changes in estimates, warranties issued and warranties expired	327	252	226
Exchange rate differences	26	(48)	(35)
Product warranties at end of period	1,210	1,028	$ 1,005
Power Grids Business [Member]
Reconciliation of Provisions for warranties including guarantees of product performance
Ownership interest percent				19.90%
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential payments	3,451	4,300
Performance guarantees | High Voltage Cable And Cables Accessories Businesses [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	$ 874	843
Performance guarantees | Minimum | High Voltage Cable And Cables Accessories Businesses [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	5 years
Performance guarantees | Maximum | High Voltage Cable And Cables Accessories Businesses [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	10 years
Performance guarantees | ABB And Consortium/Joint Venture Guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	1 year
Performance guarantees | ABB And Consortium/Joint Venture Guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	10 years
Financial guarantees
Guarantor Obligations [Line Items]
Maximum potential payments	$ 94	96
Indemnification guarantees | Discontinued Operations | Hitachi Energy [Member]
Reconciliation of Provisions for warranties including guarantees of product performance
Payment for obligation settlement		136
Performance and financial | Minimum | Hitachi Energy [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	1 year
Performance and financial | Maximum | Hitachi Energy [Member]
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	10 years
Financial, Performance And Indemnification Guarantees [Member] | Hitachi Energy [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	$ 2,200	$ 3,000